TRADE AND OTHER PAYABLES - Breakdown of trade payables (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER PAYABLES
Radio frequency usage charges, concession fees and Universal Service Obligation (“USO”) charges	Rp 1,561	Rp 1,256
Purchases of equipment, materials and services	577	1,262
Payables to other telecommunication providers	322	324
Sub-total	2,460	2,842
Purchases of equipments, materials and services	11,659	9,395
Payables to other telecommunication providers	1,455	1,281
Sub-total	13,114	10,676
Total	Rp 15,574	Rp 13,518